Share-Based Payments - Summary of Plans and Analysis of Total Charge by Type of Award (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 67	£ 84	£ 57
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	38	42	40
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	6	16
Deferred Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	6	4	9
Retention Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 17	21	£ 8
Other Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans		£ 1